American Trust Allegiance Fund
Schedule of Investments
at November 30, 2021 (Unaudited)

Shares	COMMON STOCKS: 87.47%	Value
	Administrative Support and Services: 0.71%
1,075	PayPal Holdings, Inc.*	$198,757

	Air Transportation: 1.74%
10,000	Alaska Air Group, Inc.*	485,700

	Apparel Manufacturing: 0.66%
2,570	VF Corp.	184,346

	Broadcasting (except Internet): 0.83%
4,640	Comcast Corp. - Class A	231,907

	Chemical Manufacturing: 3.16%
37,960	Cameco Corp.#	879,913

	Computer and Electronic Product Manufacturing: 9.48%
3,740	Apple, Inc.	618,222
2,300	Northrop Grumman Corp.	802,240
2,755	NXP Semiconductors N.V.#	615,357
4,970	Sony Corp. - ADR	605,595
		2,641,414

	Construction of Buildings: 3.60%
9,550	Lennar Corp. - Class A	1,003,227

	Crude Petroleum Extraction: 3.39%
13,490	ConocoPhillips	946,054

	Food Manufacturing: 3.72%
9,170	Archer-Daniels-Midland Co.	570,466
7,885	Mondelez International, Inc. - Class A	464,742
		1,035,208

	Food Services and Drinking Places: 1.56%
88,177	Arcos Dorados Holdings, Inc. - Class A*#	433,831

	Furniture and Home Furnishing: 2.50%
30,500	Signify NV - ADR	697,230

	General Merchandise Stores: 5.41%
17,820	BJ's Wholesale Club Holdings, Inc.*	1,178,793
1,350	Target Corp.	329,184
		1,507,977

	Heavy and Civil Engineering Construction: 3.80%
47,840	Fluor Corp.*	1,057,742

	Insurance Carriers and Related Activities: 5.02%
5,060	Berkshire Hathaway, Inc. - Class B*	1,400,051

	Machinery Manufacturing: 1.15%
470	Lam Research Corp.	319,529

	Metal and Iron: 1.11%
25,000	Vale SA - ADR	309,250

	Miscellaneous Manufacturing: 4.39%
5,185	Hasbro, Inc.	502,478
13,065	Nintendo Co., Ltd. - ADR	719,620
		1,222,098

	Oil and Gas Extraction: 3.56%
9,460	Cheniere Energy, Inc.	991,503

	Other Information Services: 1.91%
1,640	Meta Platforms, Inc. - Class A*	532,114

	Paper Manufacturing: 2.43%
68,130	Suzano SA - ADR*	678,575

	Professional, Scientific, and Technical Services: 4.10%
2,125	Jacobs Engineering Group, Inc.	302,940
25,280	Parsons Corp.*	839,043
		1,141,983

	Publishing Industries (except Internet): 6.95%
5,295	Citrix Systems, Inc.	425,877
32,730	Dropbox, Inc. - Class A*	805,485
2,130	Microsoft Corp.	704,157
		1,935,519

	Real Estate: 1.19%
3,466	CBRE Group, Inc. - Class A*	331,246

	Securities, Commodity Contracts, and Other Finance: 7.00%
2,840	Goldman Sachs Group, Inc.	1,082,012
11,665	KKR & Co., Inc.	868,459
		1,950,471
	Telecommunications: 3.36%
32,410	America Movil SAB de CV - Class L - ADR	564,582
37,160	Telefonaktiebolaget LM Ericsson - ADR	371,600
		936,182

	Utilities: 4.74%
11,150	Exelon Corp.	587,940
20,320	NRG Energy, Inc.	731,926
		1,319,866
	TOTAL COMMON STOCKS (Cost $16,363,923)	24,371,693

	REITs: 5.52%
	Real Estate: 1.77%
4,565	Boston Properties, Inc.	492,290

	Warehousing and Storage: 3.75%
22,995	Iron Mountain, Inc.	1,044,893
	TOTAL REITs (Cost $1,331,295)	1,537,183

	Money Market Fund: 7.16%
1,995,466	Fidelity Investments Money Market Government Portfolio - Class I, 0.01%†	1,995,466
	TOTAL MONEY MARKET FUND (Cost $1,995,466)	1,995,466
	Total Investments in Securities (Cost $19,690,684): 100.15%	27,904,342
	Liabilities in Excess of Other Assets: (0.15)%	(41,096)
	Net Assets: 100.00%	$27,863,246

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of November 30, 2021.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

American Trust Allegiance Fund
Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks
Administrative Support and Waste Management	$198,757	$697,230	$-	$895,987
Construction	2,060,970	-	-	2,060,970
Finance and Insurance	2,482,063	-	-	2,482,063
Health Care and Social Assistance	433,831	-	-	433,831
Information	3,071,140	-	-	3,071,140
Management of Companies and Enterprises	564,582	-	-	564,582
Manufacturing	6,081,169	-	-	6,081,169
Mining	1,825,967	-	-	1,825,967
Professional, Scientific, and Technical Services	1,141,983	-	-	1,141,983
Real Estate, Rental, and Leasing	331,246	-	-	331,246
Retail Trade	2,376,436	-	-	2,376,436
Transportation and Warehousing	485,700	-	-	485,700
Utilities	2,620,619	-	-	2,620,619
Total Common Stocks	23,674,463	697,230	-	24,371,693
REITs	1,537,183	-	-	1,537,183
Money Market Fund	1,995,466	-	-	1,995,466
Total Investments in Securities	$27,207,112	$697,230	$-	$27,904,342

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.